Note 3 - Discontinued Operations And Exit Activities (Detail) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010 Network Secrurity Group [Member]	Dec. 31, 2010 Network Secrurity Group [Member]	Dec. 31, 2012 Loss On Asset Write Off [Member]	Dec. 31, 2012 One Time Employee Termination Benefits [Member]	Dec. 31, 2012 Property and Equipment [Member]	Dec. 31, 2012 Intangible Assets [Member]	Dec. 31, 2012 Deferred Charges [Member]	Dec. 31, 2012 Accrued One Time Termination Benefits [Member]
Asset Impairment Charges	$ 2,320,000		$ 422,000	$ 2,184,000	$ 2,184,000
Disposal Group, Including Discontinued Operation, Operating Expense						1,218,000
Business Exit Costs		$ 3,343,000					$ 2,320,000	$ 1,023,000	$ 462,000	$ 1,198,000	$ 660,000	$ 1,023,000